Schedule of Investments
(unaudited)
December 31, 2023
iShares
®
North American Natural Resources ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Construction Materials — 3.2%
Eagle Materials, Inc. ................. 8,376 $ 1,698,988
Knife River Corp.
(a)
.................. 13,533 895,614
Martin Marietta Materials, Inc. .......... 14,813 7,390,354
Summit Materials, Inc., Class A
(a)
........ 28,581 1,099,225
Vulcan Materials Co. ................ 31,846 7,229,360
18,313,541
Containers & Packaging — 5.8%
Amcor plc ........................ 346,414 3,339,431
AptarGroup, Inc. ................... 15,785 1,951,342
Avery Dennison Corp. ................ 19,302 3,902,092
Ball Corp. ........................ 75,570 4,346,786
Berry Global Group, Inc. .............. 28,256 1,904,172
Crown Holdings, Inc. ................ 28,929 2,664,072
Graphic Packaging Holding Co. ......... 73,224 1,804,972
Greif, Inc., Class A, NVS .............. 6,141 402,788
International Paper Co. ............... 82,946 2,998,498
O-I Glass, Inc.
(a)(b)
................... 37,022 606,420
Packaging Corp. of America ........... 21,481 3,499,470
Pactiv Evergreen, Inc. ............... 9,547 130,889
Sealed Air Corp. ................... 34,801 1,270,933
Silgan Holdings, Inc. ................. 19,366 876,312
Sonoco Products Co. ................ 23,436 1,309,369
WestRock Co. ..................... 61,485 2,552,857
33,560,403
Energy Equipment & Services — 8.4%
Baker Hughes Co., Class A ............ 241,170 8,243,191
Cactus, Inc., Class A ................ 15,620 709,148
ChampionX Corp.
(b)
................. 46,798 1,366,970
Halliburton Co. .................... 214,522 7,754,970
Helmerich & Payne, Inc. .............. 23,788 861,601
Liberty Energy, Inc., Class A ........... 36,679 665,357
Noble Corp. plc .................... 26,028 1,253,509
NOV, Inc. ........................ 94,531 1,917,089
Patterson-UTI Energy, Inc. ............ 76,873 830,228
Schlumberger NV .................. 342,367 17,816,779
TechnipFMC plc .................... 104,474 2,104,106
Tidewater, Inc.
(a)(b)
.................. 11,631 838,711
Transocean Ltd.
(a)
.................. 170,336 1,081,634
Valaris Ltd.
(a)
...................... 14,999 1,028,481
Weatherford International plc
(a)
.......... 17,314 1,693,829
48,165,603
Metals & Mining — 11.8%
Agnico Eagle Mines Ltd.
(b)
............. 118,943 6,524,024
Alamos Gold, Inc., Class A
(b)
........... 95,243 1,282,923
Alcoa Corp. ....................... 42,874 1,457,716
B2Gold Corp. ..................... 311,121 983,142
Barrick Gold Corp. .................. 420,756 7,611,476
Eldorado Gold Corp.
(a)(b)
.............. 48,837 633,416
First Majestic Silver Corp.
(b)
............ 69,179 425,451
Franco-Nevada Corp. ................ 46,046 5,102,357
Freeport-McMoRan, Inc. .............. 343,690 14,630,883
Hecla Mining Co. ................... 135,529 651,895
Kinross Gold Corp. .................. 293,731 1,777,073
MP Materials Corp., Class A
(a)
.......... 34,404 682,919
Newmont Corp. .................... 276,224 11,432,911
Novagold Resources, Inc.
(a)
............ 58,815 219,968
Osisko Gold Royalties Ltd. ............ 44,247 631,847
Pan American Silver Corp. ............. 87,544 1,429,594
Royal Gold, Inc. .................... 15,716 1,901,007
SSR Mining, Inc. ................... 49,160 528,962
Teck Resources Ltd., Class B
(b)
......... 110,495 4,670,624
Security
Shares
Shares Value
Metals & Mining (continued)
Wheaton Precious Metals Corp. ......... 108,572 $ 5,356,942
67,935,130
Oil, Gas & Consumable Fuels — 70.2%
Antero Midstream Corp. .............. 81,489 1,021,057
Antero Resources Corp.
(a)(b)
............ 67,848 1,538,793
APA Corp. ....................... 73,541 2,638,651
Baytex Energy Corp.
(b)
............... 163,034 541,273
California Resources Corp. ............ 15,432 843,822
Callon Petroleum Co.
(a)
............... 13,399 434,128
Cameco Corp.
(b)
.................... 103,987 4,481,840
Canadian Natural Resources Ltd.
(b)
....... 259,668 17,013,447
Cenovus Energy, Inc. ................ 320,850 5,342,152
Cheniere Energy, Inc. ................ 57,104 9,748,224
Chesapeake Energy Corp. ............ 26,732 2,056,760
Chevron Corp. ..................... 386,194 57,604,697
Chord Energy Corp. ................. 9,911 1,647,506
Civitas Resources, Inc. ............... 20,417 1,396,114
CNX Resources Corp.
(a)
.............. 38,007 760,140
Comstock Resources, Inc.
(b)
............ 21,838 193,266
ConocoPhillips .................... 223,282 25,916,342
CONSOL Energy, Inc. ................ 6,667 670,233
Coterra Energy, Inc. ................. 180,282 4,600,797
Crescent Point Energy Corp.
(b)
.......... 138,771 961,683
CVR Energy, Inc. ................... 7,029 212,979
Devon Energy Corp. ................. 153,560 6,956,268
Diamondback Energy, Inc. ............. 42,898 6,652,622
DT Midstream, Inc. .................. 23,184 1,270,483
Enbridge, Inc. ..................... 509,449 18,350,353
Enerplus Corp. .................... 49,884 765,221
EOG Resources, Inc. ................ 139,767 16,904,819
EQT Corp. ....................... 98,587 3,811,373
Equitrans Midstream Corp. ............ 103,660 1,055,259
Exxon Mobil Corp. .................. 558,848 55,873,623
Gulfport Energy Corp.
(a)
.............. 2,388 318,082
Hess Corp. ....................... 66,257 9,551,609
HF Sinclair Corp. ................... 37,560 2,087,209
Kinder Morgan, Inc. ................. 463,488 8,175,928
Kosmos Energy Ltd.
(a)
................ 110,071 738,576
Magnolia Oil & Gas Corp., Class A ....... 44,314 943,445
Marathon Oil Corp. .................. 140,269 3,388,899
Marathon Petroleum Corp. ............ 91,004 13,501,353
Matador Resources Co. .............. 26,608 1,512,931
Murphy Oil Corp. ................... 35,242 1,503,424
New Fortress Energy, Inc., Class A ....... 15,665 591,040
NexGen Energy Ltd.
(a)(b)
.............. 104,941 734,587
Northern Oil & Gas, Inc. .............. 21,883 811,203
Occidental Petroleum Corp. ............ 158,253 9,449,287
ONEOK, Inc. ...................... 139,624 9,804,397
Ovintiv, Inc. ....................... 60,852 2,672,620
PBF Energy, Inc., Class A ............. 26,021 1,143,883
Peabody Energy Corp. ............... 26,305 639,738
Pembina Pipeline Corp.
(b)
............. 131,636 4,530,911
Permian Resources Corp., Class A ....... 99,852 1,357,987
Phillips 66 ........................ 105,446 14,039,080
Pioneer Natural Resources Co. ......... 55,918 12,574,840
Range Resources Corp. .............. 57,733 1,757,393
SM Energy Co. .................... 27,829 1,077,539
Southwestern Energy Co.
(a)
............ 264,409 1,731,879
Suncor Energy, Inc. ................. 310,384 9,944,703
Targa Resources Corp. ............... 53,442 4,642,507
TC Energy Corp. ................... 248,660 9,720,119
Texas Pacific Land Corp. .............. 1,492 2,346,095
Uranium Energy Corp.
(a)
.............. 92,138 589,683
Valero Energy Corp. ................. 81,598 10,607,740

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
North American Natural Resources ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Vermilion Energy, Inc. ................ 39,452 $ 475,791
Williams Cos., Inc. (The) .............. 291,566 10,155,244
World Kinect Corp. .................. 14,515 330,652
404,714,299
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp. ............... 15,355 1,087,595
West Fraser Timber Co. Ltd.
(b)
.......... 13,806 1,181,517
2,269,112
Total Long-Term Investments — 99.8%
(Cost: $623,262,797) ............................. 574,958,088
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 10,756,862 $ 10,764,392
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 582,117 582,117
Total Short-Term Securities — 1.9%
(Cost: $11,341,652) .............................. 11,346,509
Total Investments — 101.7%
(Cost: $634,604,449 ) ............................. 586,304,597
Liabilities in Excess of Other Assets — (1.7)% ............ (10,028,325)
Net Assets — 100.0% ..............................
$ 576,276,272
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 23,471,325 $ — $ (12,714,656)
(a)
$ 14,839 $ (7,116) $ 10,764,392 10,756,862 $ 62,343
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 865,116 — (282,999)
(a)
— — 582,117 582,117 39,785 —
$ 14,839 $ (7,116) $ 11,346,509 $ 102,128 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .............................................. 11 03/15/24 $ 975 $ 17,926
E-Mini Materials Select Sector Index ............................................. 2 03/15/24 183 5,115
$ 23,041

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
North American Natural Resources ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 574,958,088 $ — $ — $ 574,958,088
Short-Term Securities
Money Market Funds ...................................... 11,346,509 — — 11,346,509
$ 586,304,597 $ — $ — $ 586,304,597
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 23,041 $ — $ — $ 23,041
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares